Trade Accounts Receivable - Summary of Trade Accounts Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Accounts receivable	$ 10,612	$ 13,781
Allowance for doubtful accounts	(8,302)	(7,552)
Total	2,310	6,229
Accounts receivable	2,737,716	2,967,451
Receivable with U.E.P.F.P. - Ferrosur Roca S.A.		204,665
Accounts receivable in litigation	54,854	30,445
Notes receivable	6,390	278
Foreign customers	17,558	4,997
Subtotal	2,816,518	3,207,836
Allowance for doubtful accounts	(64,474)	(31,769)
Total	$ 2,752,044	$ 3,176,067